CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
CAPITAL LEASE OBLIGATIONS
13.	CAPITAL LEASE OBLIGATIONS

On March 13, 2013, a lease agreement (the “MCP Lease Agreement”) which was entered on October 25, 2012 between MCE Leisure and Belle Corporation (“Belle”, one of the Philippine Parties as disclosed in Note 21(a)) for lease of the land and certain of the building structures for City of Dreams Manila which expected to be expired on July 11, 2033, became effective upon completion of closing arrangement conditions and with minor changes from the original terms. The building structures under capital lease were capitalized at the lower of the fair value or the present value of the future minimum lease payments at lease inception.

Apart from the MCP Lease Agreement, during the year ended December 31, 2013, MCE Leisure signed a service agreement with a third party for setting up certain information technology infrastructure (the “IT Equipment”) and providing maintenance and support service for City of Dreams Manila which expire in November 2018. The Group made an assessment at inception of the service agreement and recorded the portion related to the IT Equipment under capital lease.

Future minimum lease payments under capital lease obligations for the Group as of December 31, 2013 are as follows:

Year ending December 31, 2014	$29,570
Year ending December 31, 2015	32,371
Year ending December 31, 2016	34,682
Year ending December 31, 2017	37,929
Year ending December 31, 2018	41,762
Over 2018	811,990

Total minimum lease payments	988,304
Less: amounts representing interest	(708,010)

Present value of minimum lease payments	280,294
Current portion	(27,265)

Non-current portion	$253,029